UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01701
DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
October 31, 2026
Date of reporting period:
April 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Global Fund
Class A / DGFAX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class A)	$49	0.97%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 3.31%, versus a 7.75% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Energy (+36%), Materials (+21%), and Industrials (+13%)
    Weakest performing sectors - Consumer Discretionary (-4%) and Health Care (+2%)
Detractors from Performance
  Industrials - significantly underperformed the Index sector (-32% vs +13%)
    DiDi Global (-43%) and Full Truck Alliance (-33%) - two largest individual detractors
  Consumer Discretionary - underperformed the Index sector (-17% vs -4%) and overweight (average weighting 23% vs 10%)
    Prosus (-30%), Trip.com Group (-23%), Sea (-46%), Meituan (-19%), and Entain (-28%)
  Communication Services - underperformed the Index sector (+1% vs +8%)
    Pinterest (-41%)
  Underweight in stronger performing Materials sector (average weighting 2% vs 4%)
  China holdings - underperformed the Index China exposure (-21% vs -9%) and overweight (average weighting 25% vs 3%)
  Individual holdings
    AppLovin (-30%) and Capital One Financial (-12%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+44% vs +7%)
    Samsung Electronics (+98%) - largest individual contributor
    Applied Materials (+53%) - no longer a Fund holding
    Silergy (+49%) - new purchase during the period
  Health Care - outperformed the Index sector (+20% vs +2%)
    Viatris (+47%)
  Energy - outperformed the Index sector (+43% vs +36%) and overweight (average weighting 6% vs 4%)
    Coterra Energy (+54%) - completed merger with Devon Energy in May 2026
  Consumer Staples - outperformed the Index sector (+25% vs +9%)
    Tyson Foods (+27%)
  Individual holdings
    Alphabet (+36%), Julius Baer Group (+27%), MGM Resorts (+22%), and Ping An Insurance (+11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis Global Fund (Class A) — Without sales charge	28.75%	5.05%	10.37%
Davis Global Fund (Class A) — With sales charge*	22.63%	4.04%	9.84%
MSCI ACWI	31.00%	10.67%	12.25%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$910.1
Total number of portfolio holdings as of 04/30/26	40
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$2.5
Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	22.78%
Financials	16.28%
Health Care	13.58%
Information Technology	12.04%
Industrials	11.78%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis Global Fund
Class C / DGFCX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class C)	$90	1.78%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 2.87%, versus a 7.75% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Energy (+36%), Materials (+21%), and Industrials (+13%)
    Weakest performing sectors - Consumer Discretionary (-4%) and Health Care (+2%)
Detractors from Performance
  Industrials - significantly underperformed the Index sector (-32% vs +13%)
    DiDi Global (-43%) and Full Truck Alliance (-33%) - two largest individual detractors
  Consumer Discretionary - underperformed the Index sector (-17% vs -4%) and overweight (average weighting 23% vs 10%)
    Prosus (-30%), Trip.com Group (-23%), Sea (-46%), Meituan (-19%), and Entain (-28%)
  Communication Services - underperformed the Index sector (+1% vs +8%)
    Pinterest (-41%)
  Underweight in stronger performing Materials sector (average weighting 2% vs 4%)
  China holdings - underperformed the Index China exposure (-21% vs -9%) and overweight (average weighting 25% vs 3%)
  Individual holdings
    AppLovin (-30%) and Capital One Financial (-12%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+44% vs +7%)
    Samsung Electronics (+98%) - largest individual contributor
    Applied Materials (+53%) - no longer a Fund holding
    Silergy (+49%) - new purchase during the period
  Health Care - outperformed the Index sector (+20% vs +2%)
    Viatris (+47%)
  Energy - outperformed the Index sector (+43% vs +36%) and overweight (average weighting 6% vs 4%)
    Coterra Energy (+54%) - completed merger with Devon Energy in May 2026
  Consumer Staples - outperformed the Index sector (+25% vs +9%)
    Tyson Foods (+27%)
  Individual holdings
    Alphabet (+36%), Julius Baer Group (+27%), MGM Resorts (+22%), and Ping An Insurance (+11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis Global Fund (Class C) — Without CDSC*	27.74%	4.22%	9.69%
Davis Global Fund (Class C) — With CDSC*,**	26.74%	4.22%	9.69%
MSCI ACWI	31.00%	10.67%	12.25%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$910.1
Total number of portfolio holdings as of 04/30/26	40
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$2.5
Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	22.78%
Financials	16.28%
Health Care	13.58%
Information Technology	12.04%
Industrials	11.78%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis Global Fund
Class Y / DGFYX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class Y)	$36	0.72%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 3.43%, versus a 7.75% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Energy (+36%), Materials (+21%), and Industrials (+13%)
    Weakest performing sectors - Consumer Discretionary (-4%) and Health Care (+2%)
Detractors from Performance
  Industrials - significantly underperformed the Index sector (-32% vs +13%)
    DiDi Global (-43%) and Full Truck Alliance (-33%) - two largest individual detractors
  Consumer Discretionary - underperformed the Index sector (-17% vs -4%) and overweight (average weighting 23% vs 10%)
    Prosus (-30%), Trip.com Group (-23%), Sea (-46%), Meituan (-19%), and Entain (-28%)
  Communication Services - underperformed the Index sector (+1% vs +8%)
    Pinterest (-41%)
  Underweight in stronger performing Materials sector (average weighting 2% vs 4%)
  China holdings - underperformed the Index China exposure (-21% vs -9%) and overweight (average weighting 25% vs 3%)
  Individual holdings
    AppLovin (-30%) and Capital One Financial (-12%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+44% vs +7%)
    Samsung Electronics (+98%) - largest individual contributor
    Applied Materials (+53%) - no longer a Fund holding
    Silergy (+49%) - new purchase during the period
  Health Care - outperformed the Index sector (+20% vs +2%)
    Viatris (+47%)
  Energy - outperformed the Index sector (+43% vs +36%) and overweight (average weighting 6% vs 4%)
    Coterra Energy (+54%) - completed merger with Devon Energy in May 2026
  Consumer Staples - outperformed the Index sector (+25% vs +9%)
    Tyson Foods (+27%)
  Individual holdings
    Alphabet (+36%), Julius Baer Group (+27%), MGM Resorts (+22%), and Ping An Insurance (+11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis Global Fund (Class Y)	29.11%	5.32%	10.64%
MSCI ACWI	31.00%	10.67%	12.25%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$910.1
Total number of portfolio holdings as of 04/30/26	40
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$2.5
Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	22.78%
Financials	16.28%
Health Care	13.58%
Information Technology	12.04%
Industrials	11.78%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis International Fund
Class A / DILAX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class A)	$53	1.06%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 0.96%, versus a 12.11% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Energy (+35%), Information Technology (+33%), and Materials (+22%)
    Weakest performing sectors - Communication Services (-13%), Consumer Discretionary (-10%), and Consumer Staples (+3%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-22% vs -10%) and significantly overweight (average weighting 31% vs 9%)
    Prosus (-30%), Sea (-46%), Trip.com Group (-23%), Entain (-28%), Naspers (-23%), and Meituan (-19%)
  Industrials - significantly underperformed the Index sector (-26% vs +13%)
    DiDi Global (-43%) - largest individual detractor
    Full Truck Alliance (-33%)
  Underweight in Energy (average weighting 2% vs 5%) and Information Technology (average weighting 11% vs 16%), the two strongest performing sectors of the Index
    SAP (-16%) - new purchase during the period
  China holdings - underperformed the Index China exposure (-17% vs -9%) and overweight (average weighting 32% vs 8%)
  Individual holding
    NetEase (-15%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+70% vs +33%)
    Samsung Electronics (+98%) - largest individual contributor
    Tokyo Electron (+29%) and Silergy (+49%)
    Silergy - new purchase during the period
  Underweight in Communication Services (average weighting 2% vs 5%), the weakest performing sector of the Index
  Financials - outperformed the Index sector (+17% vs +13%)
    Julius Baer Group (+27%), Danske Bank (+24%), Ping An Insurance (+11%), and AIA Group (+12%)
  Materials - outperformed the Index sector (+39% vs +22%)
    Teck Resources (+37%) and Vale (+42%)
  New Consumer Staples holding
    JBS (+20%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis International Fund (Class A) — Without sales charge	25.63%	2.03%	6.58%
Davis International Fund (Class A) — With sales charge*	19.66%	1.04%	6.06%
MSCI ACWI ex USA	32.20%	8.37%	9.09%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$260.6
Total number of portfolio holdings as of 04/30/26	33
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in thousands)	$700.4
Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	29.65%
Financials	25.60%
Information Technology	15.35%
Industrials	14.01%
Materials	4.88%
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.

Effective November 7, 2025, Davis International Fund Class A acquired all of the net assets of Selected International Fund Class S.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis International Fund
Class C / DILCX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class C)	$90	1.81%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 0.59%, versus a 12.11% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Energy (+35%), Information Technology (+33%), and Materials (+22%)
    Weakest performing sectors - Communication Services (-13%), Consumer Discretionary (-10%), and Consumer Staples (+3%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-22% vs -10%) and significantly overweight (average weighting 31% vs 9%)
    Prosus (-30%), Sea (-46%), Trip.com Group (-23%), Entain (-28%), Naspers (-23%), and Meituan (-19%)
  Industrials - significantly underperformed the Index sector (-26% vs +13%)
    DiDi Global (-43%) - largest individual detractor
    Full Truck Alliance (-33%)
  Underweight in Energy (average weighting 2% vs 5%) and Information Technology (average weighting 11% vs 16%), the two strongest performing sectors of the Index
    SAP (-16%) - new purchase during the period
  China holdings - underperformed the Index China exposure (-17% vs -9%) and overweight (average weighting 32% vs 8%)
  Individual holding
    NetEase (-15%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+70% vs +33%)
    Samsung Electronics (+98%) - largest individual contributor
    Tokyo Electron (+29%) and Silergy (+49%)
    Silergy - new purchase during the period
  Underweight in Communication Services (average weighting 2% vs 5%), the weakest performing sector of the Index
  Financials - outperformed the Index sector (+17% vs +13%)
    Julius Baer Group (+27%), Danske Bank (+24%), Ping An Insurance (+11%), and AIA Group (+12%)
  Materials - outperformed the Index sector (+39% vs +22%)
    Teck Resources (+37%) and Vale (+42%)
  New Consumer Staples holding
    JBS (+20%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis International Fund (Class C) — Without CDSC*	24.63%	1.26%	5.85%
Davis International Fund (Class C) — With CDSC*,**	23.63%	1.26%	5.85%
MSCI ACWI ex USA	32.20%	8.37%	9.09%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$260.6
Total number of portfolio holdings as of 04/30/26	33
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in thousands)	$700.4
Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	29.65%
Financials	25.60%
Information Technology	15.35%
Industrials	14.01%
Materials	4.88%
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis International Fund
Class Y / DILYX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class Y)	$36	0.72%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 1.18%, versus a 12.11% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Energy (+35%), Information Technology (+33%), and Materials (+22%)
    Weakest performing sectors - Communication Services (-13%), Consumer Discretionary (-10%), and Consumer Staples (+3%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-22% vs -10%) and significantly overweight (average weighting 31% vs 9%)
    Prosus (-30%), Sea (-46%), Trip.com Group (-23%), Entain (-28%), Naspers (-23%), and Meituan (-19%)
  Industrials - significantly underperformed the Index sector (-26% vs +13%)
    DiDi Global (-43%) - largest individual detractor
    Full Truck Alliance (-33%)
  Underweight in Energy (average weighting 2% vs 5%) and Information Technology (average weighting 11% vs 16%), the two strongest performing sectors of the Index
    SAP (-16%) - new purchase during the period
  China holdings - underperformed the Index China exposure (-17% vs -9%) and overweight (average weighting 32% vs 8%)
  Individual holding
    NetEase (-15%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+70% vs +33%)
    Samsung Electronics (+98%) - largest individual contributor
    Tokyo Electron (+29%) and Silergy (+49%)
    Silergy - new purchase during the period
  Underweight in Communication Services (average weighting 2% vs 5%), the weakest performing sector of the Index
  Financials - outperformed the Index sector (+17% vs +13%)
    Julius Baer Group (+27%), Danske Bank (+24%), Ping An Insurance (+11%), and AIA Group (+12%)
  Materials - outperformed the Index sector (+39% vs +22%)
    Teck Resources (+37%) and Vale (+42%)
  New Consumer Staples holding
    JBS (+20%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis International Fund (Class Y)	26.03%	2.34%	6.87%
MSCI ACWI ex USA	32.20%	8.37%	9.09%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$260.6
Total number of portfolio holdings as of 04/30/26	33
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in thousands)	$700.4
Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	29.65%
Financials	25.60%
Information Technology	15.35%
Industrials	14.01%
Materials	4.88%
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.

Effective November 7, 2025, Davis International Fund Class Y acquired all of the net assets of Selected International Fund Class D.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)
April 30, 2026
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS NEW YORK VENTURE FUND, INC.
DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

DAVIS GLOBAL FUND
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.07%)
COMMUNICATION SERVICES – (8.06%)
Media & Entertainment – (8.06%)
Alphabet Inc., Class C	78,988	$30,168,677
ASAC II L.P. *(a)(b)(c)	35,352	38,166
Meta Platforms, Inc., Class A	43,983	26,913,637
NetEase, Inc., ADR (China)	76,610	9,002,441
Pinterest, Inc., Class A *	365,500	7,185,730
Total Communication Services		73,308,651
CONSUMER DISCRETIONARY – (22.78%)
Automobiles & Components – (1.56%)
AUMOVIO SE (Germany) *	328,370	14,240,910
Consumer Discretionary Distribution & Retail – (8.80%)
Amazon.com, Inc. *	45,188	11,977,531
Prosus N.V., Class N (Netherlands)	781,817	37,850,078
Sea Limited, Class A, ADR (Singapore) *	356,330	30,245,291
		80,072,900
Consumer Services – (12.42%)
Entain plc (United Kingdom)	1,737,429	12,823,922
Meituan, Class B (China) *	2,000,799	21,526,965
MGM Resorts International *	865,390	33,698,287
Trip.com Group Ltd., ADR (China) *	829,020	44,941,174
		112,990,348
Total Consumer Discretionary		207,304,158
CONSUMER STAPLES – (6.65%)
Food, Beverage & Tobacco – (6.65%)
JBS N.V., Class A (Brazil)	1,891,660	30,380,059
Tyson Foods, Inc., Class A	470,380	30,137,247
Total Consumer Staples		60,517,306
ENERGY – (5.50%)
Devon Energy Corp. (formerly Coterra Energy Inc.)	1,393,860	50,053,513
Total Energy		50,053,513
FINANCIALS – (16.28%)
Financial Services – (7.46%)
Capital Markets – (4.02%)
Julius Baer Group Ltd. (Switzerland)	444,984	36,576,304
Consumer Finance – (2.81%)
Capital One Financial Corp.	133,916	25,618,131
Financial Services – (0.63%)
Berkshire Hathaway Inc., Class B *	12,013	5,689,357
		67,883,792
Insurance – (8.82%)
Life & Health Insurance – (7.08%)
AIA Group Ltd. (Hong Kong)	1,542,980	16,940,012
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	5,850,840	47,556,201
		64,496,213
Property & Casualty Insurance – (1.74%)
Markel Group Inc. *	8,920	15,810,432
		80,306,645
Total Financials		148,190,437
HEALTH CARE – (13.58%)
Health Care Equipment & Services – (8.75%)
Cigna Group	47,070	13,677,601
CVS Health Corp.	389,609	32,450,534
Solventum Corp. *	286,759	19,316,086
UnitedHealth Group Inc.	38,340	14,204,203
		79,648,424
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (4.83%)
Viatris Inc.	2,939,500	$43,916,130
Total Health Care		123,564,554
INDUSTRIALS – (11.78%)
Capital Goods – (2.96%)
ITOCHU Corp. (Japan)	692,500	8,582,221
SANY Heavy Industry Co., Ltd - H (China) *	6,569,430	18,343,843
		26,926,064
Transportation – (8.82%)
DiDi Global Inc., Class A, ADS (China) *	7,621,508	27,742,289
Full Truck Alliance Co. Ltd., Class A, ADR (China)	6,071,470	52,518,215
		80,260,504
Total Industrials		107,186,568
INFORMATION TECHNOLOGY – (12.04%)
Semiconductors & Semiconductor Equipment – (1.59%)
Silergy Corp. (Taiwan)	1,057,000	14,465,910
Software & Services – (5.26%)
AppLovin Corp., Class A *	70,040	31,262,354
SAP SE (Germany)	99,120	16,641,560
		47,903,914
Technology Hardware & Equipment – (5.19%)
Samsung Electronics Co., Ltd. (South Korea)	313,730	47,243,843
Total Information Technology		109,613,667
MATERIALS – (2.40%)
LyondellBasell Industries N.V.	238,820	17,815,972
Teck Resources Ltd., Class B (Canada)	69,426	4,056,561
Total Materials		21,872,533
TOTAL COMMON STOCK – (Identified cost $675,909,584)		901,611,387

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.69%)
Brean Capital LLC Joint Repurchase Agreement, 3.66%, 05/01/26 (d)	$736,000	$736,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.62%, 05/01/26 (e)	1,473,000	1,473,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.66%, 05/01/26 (f)	4,079,000	4,079,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,288,000)		6,288,000
Total Investments – (99.76%) – (Identified cost $682,197,584)		907,899,387
Other Assets Less Liabilities – (0.24%)		2,211,646
Net Assets – (100.00%)		$910,111,033

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.

DAVIS GLOBAL FUND
Schedule of Investments - (Continued)
April 30, 2026 (Unaudited)
(d)	Dated 04/30/26, repurchase value of $736,075 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.089%-7.50%, 08/25/36-02/20/76, total fair value $750,720).
(e)	Dated 04/30/26, repurchase value of $1,473,148 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%- 5.50%, 03/01/55-02/20/56, total fair value $1,502,460).
(f)
Dated 04/30/26, repurchase value of $4,079,415 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/07/26-08/15/64, total fair value $4,160,580).

See Notes to Financial Statements

DAVIS INTERNATIONAL FUND
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.54%)
COMMUNICATION SERVICES – (1.66%)
Media & Entertainment – (1.66%)
NetEase, Inc., ADR (China)	36,860	$4,331,419
Total Communication Services		4,331,419
CONSUMER DISCRETIONARY – (29.65%)
Automobiles & Components – (2.59%)
AUMOVIO SE (Germany) *	155,640	6,749,871
Consumer Discretionary Distribution & Retail – (12.95%)
JD.com, Inc., Class A, ADR (China)	64,425	1,953,366
Naspers Ltd. - N (South Africa)	135,690	7,347,600
Prosus N.V., Class N (Netherlands)	272,485	13,191,806
Sea Limited, Class A, ADR (Singapore) *	132,420	11,239,810
		33,732,582
Consumer Services – (14.11%)
Delivery Hero SE (Germany) *	119,780	2,915,226
Entain plc (United Kingdom)	986,309	7,279,923
Meituan, Class B (China) *	831,528	8,946,563
Restaurant Brands International Inc. (Canada)	65,530	5,286,960
Trip.com Group Ltd., ADR (China) *	227,680	12,342,533
		36,771,205
Total Consumer Discretionary		77,253,658
CONSUMER STAPLES – (4.58%)
Food, Beverage & Tobacco – (4.58%)
JBS N.V., Class A (Brazil)	743,750	11,944,625
Total Consumer Staples		11,944,625
FINANCIALS – (25.60%)
Banks – (6.69%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	72,770	4,035,097
Danske Bank A/S (Denmark)	165,842	8,525,686
Metro Bank Holdings PLC (United Kingdom) *	2,379,638	4,862,422
		17,423,205
Financial Services – (6.88%)
Capital Markets – (6.88%)
Julius Baer Group Ltd. (Switzerland)	181,350	14,906,407
Noah Holdings Ltd., Class A, ADS (China)	290,514	3,024,251
		17,930,658
Insurance – (12.03%)
Life & Health Insurance – (12.03%)
AIA Group Ltd. (Hong Kong)	1,305,240	14,329,921
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	2,093,220	17,013,897
		31,343,818
Total Financials		66,697,681
INDUSTRIALS – (14.01%)
Capital Goods – (6.13%)
ITOCHU Corp. (Japan)	787,500	9,759,565
SANY Heavy Industry Co., Ltd - H (China) *	2,220,270	6,199,668
		15,959,233
Transportation – (7.88%)
DiDi Global Inc., Class A, ADS (China) *	2,482,906	9,037,778
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,329,227	11,497,813
		20,535,591
Total Industrials		36,494,824
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (15.35%)
Semiconductors & Semiconductor Equipment – (5.50%)
Silergy Corp. (Taiwan)	462,000	$6,322,848
Tokyo Electron Ltd. (Japan)	27,140	7,997,687
		14,320,535
Software & Services – (2.27%)
SAP SE (Germany)	35,290	5,924,946
Technology Hardware & Equipment – (7.58%)
Samsung Electronics Co., Ltd. (South Korea)	131,210	19,758,597
Total Information Technology		40,004,078
MATERIALS – (4.88%)
Teck Resources Ltd., Class B (Canada)	118,980	6,952,001
Vale S.A., ADR (Brazil)	351,930	5,757,575
Total Materials		12,709,576
REAL ESTATE – (2.81%)
Real Estate Management & Development – (2.81%)
KE Holdings Inc., Class A, ADR (China)	426,930	7,313,311
Total Real Estate		7,313,311
TOTAL COMMON STOCK – (Identified cost $202,249,135)		256,749,172

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.05%)
Brean Capital LLC Joint Repurchase Agreement, 3.66%, 05/01/26 (a)	$321,000	$321,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.62%, 05/01/26 (b)	642,000	642,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.66%, 05/01/26 (c)	1,780,000	1,780,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,743,000)		2,743,000
Total Investments – (99.59%) – (Identified cost $204,992,135)		259,492,172
Other Assets Less Liabilities – (0.41%)		1,060,582
Net Assets – (100.00%)		$260,552,754

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 04/30/26, repurchase value of $321,033 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.089%-7.50%, 08/25/36-02/20/76, total fair value $327,420).
(b)	Dated 04/30/26, repurchase value of $642,065 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 08/01/55, total fair value $654,840).
(c)
Dated 04/30/26, repurchase value of $1,780,181 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/07/26-08/15/64, total fair value $1,815,600).

See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Assets and Liabilities
At April 30, 2026 (Unaudited)

	Davis Global Fund	Davis International Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$907,899,387	$259,492,172
Cash	727	694
Receivables:
Capital stock sold	603,028	24,811
Dividends and interest	3,165,238	1,366,564
Prepaid expenses	17,552	5,465
Due from Adviser	–	3,721
Total assets	911,685,932	260,893,427

LIABILITIES:
Payables:
Capital stock redeemed	617,498	53,779
Accrued custodian fees	281,375	103,800
Accrued distribution and service plan fees	70,893	8,100
Accrued investment advisory fees	410,816	117,698
Accrued transfer agent fees	145,279	28,302
Other accrued expenses	49,038	28,994
Total liabilities	1,574,899	340,673

NET ASSETS	$910,111,033	$260,552,754

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,378,409	$790,254

Additional paid-in capital	574,383,572	228,995,439

Distributable earnings	334,349,052	30,767,061
Net Assets	$910,111,033	$260,552,754

*Including:
Cost of investments	$682,197,584	$204,992,135

CLASS A SHARES:
Net assets	$236,547,763	$27,336,523
Shares outstanding	7,182,354	1,639,469
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$32.93	$16.67
Maximum offering price per share (100/95.25 of net asset value)†	$34.57	$17.50

CLASS C SHARES:
Net assets	$20,949,198	$4,551,975
Shares outstanding	717,881	297,252
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$29.18	$15.31

CLASS Y SHARES:
Net assets	$652,614,072	$228,664,256
Shares outstanding	19,667,954	13,868,363
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$33.18	$16.49

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Operations
For the six months ended April 30, 2026 (Unaudited)

	Davis Global Fund	Davis International Fund
INVESTMENT INCOME:
Income:
Dividends*	$5,875,568	$2,249,222
Interest	156,068	101,406
Foreign withholding tax refunds	–	27,514
Total income	6,031,636	2,378,142

Expenses:
Investment advisory fees (Note 3)	2,500,758	700,380
Custodian fees	282,605	94,241
Transfer agent fees:
Class A	101,665	28,284
Class C	15,977	4,537
Class Y	236,904	40,690
Audit fees	18,240	15,390
Legal fees	4,247	1,217
Accounting fees (Note 3)	21,000	4,500
Reports to shareholders	14,047	4,230
Tax service fees	6,160	15,780
Directors’ fees and expenses	21,877	7,596
Registration and filing fees	27,375	21,000
ReFlow liquidity program fees (Note 7)	46,070	–
Miscellaneous	21,992	10,117
Distribution and service plan fees (Note 3):
Class A	268,863	23,213
Class C	122,721	24,471
Total expenses	3,710,501	995,646
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(1,327)
Class C	–	(1,569)
Net expenses	3,710,501	992,750
Net investment income	2,321,135	1,385,392

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	87,286,620	16,090,871
In-kind redemptions (Note 2, 7)	27,370,000	–
Foreign currency transactions	(167,114)	4,030
Net realized gain	114,489,506	16,094,901
Net decrease in unrealized appreciation	(85,753,269)	(13,339,772)
Net realized and unrealized gain on investments and foreign currency transactions	28,736,237	2,755,129
Net increase in net assets resulting from operations	$31,057,372	$4,140,521

*Net of foreign taxes withheld of	$366,026	$272,777
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Changes in Net Assets
For the six months ended April 30, 2026 (Unaudited)

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$2,321,135	$1,385,392

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	114,489,506	16,094,901

Net decrease in unrealized appreciation on investments and foreign currency transactions	(85,753,269)	(13,339,772)
Net increase in net assets resulting from operations	31,057,372	4,140,521

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(17,810,718)	(226,866)
Class C	(2,056,776)	(6,723)
Class Y	(51,545,610)	(2,515,039)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4, 7, 8):
Class A	11,496,290	4,613,625
Class C	(5,659,006)	92,941
Class Y	6,135,549	54,705,720

Total increase (decrease) in net assets	(28,382,899)	60,804,179

NET ASSETS:
Beginning of period	938,493,932	199,748,575
End of period	$910,111,033	$260,552,754
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Changes in Net Assets
For the year ended October 31, 2025

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$8,231,590	$3,021,137

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	84,072,978	14,435,311

Net increase in unrealized appreciation on investments and foreign currency transactions	83,880,927	16,952,204
Net increase in net assets resulting from operations	176,185,495	34,408,652

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(22,980,625)	(387,539)
Class C	(4,209,807)	(63,391)
Class Y	(71,541,822)	(3,449,047)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4, 7):
Class A	8,215,910	(196,645)
Class C	(10,739,876)	(970,062)
Class Y	(8,821,771)	(2,784,122)

Total increase in net assets	66,107,504	26,557,846

NET ASSETS:
Beginning of year	872,386,428	173,190,729
End of year	$938,493,932	$199,748,575
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements
April 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis New York Venture Fund, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company operates as a series issuing shares including the following two funds (collectively “Funds”):
Davis Global Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.
Davis International Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 29, 2006, and until January 1, 2010, shares of the Fund were not available for public sale.
Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.
Prior to being available for public sale, only the directors, officers, and employees of the Funds or their investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase the Funds’ shares.
The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses are recorded on the accrual basis and those directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of April 30, 2026 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$73,270,485	$4,331,419
Consumer Discretionary	120,862,283	30,822,669
Consumer Staples	60,517,306	11,944,625
Energy	50,053,513	–
Financials	47,117,920	7,059,348
Health Care	123,564,554	–
Industrials	80,260,504	20,535,591
Information Technology	31,262,354	–
Materials	21,872,533	12,709,576
Real Estate	–	7,313,311
Total Level 1	608,781,452	94,716,539
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	86,441,875	46,430,989
Financials	101,072,517	59,638,333
Industrials	26,926,064	15,959,233
Information Technology	78,351,313	40,004,078
Short-Term Investments	6,288,000	2,743,000
Total Level 2	299,079,769	164,775,633
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	38,166	–
Total Level 3	38,166	–
Total Investments	$907,899,387	$259,492,172

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended April 30, 2026. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2026 was $1,683 for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at November 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2026
Davis Global Fund
Investments in Securities:
Common Stock	$36,483	$–	$–	$1,683	$–	$–	$–	$38,166
Total Level 3	$36,483	$–	$–	$1,683	$–	$–	$–	$38,166
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at April 30, 2026	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$38,166	Income Approach / Discounted Cash Flow	Annualized Yield	4.787%	Decrease
Total Level 3	$38,166
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended April 30, 2026, there were no forward currency contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2026, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.
Capital losses will be carried forward to future years if not offset by gains. At October 31, 2025, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

Capital Loss Carryforwards
Davis International Fund
Character
Short-term	$36,895,841
Long-term	–
Total	$36,895,841
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At April 30, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global Fund	Davis International Fund
Cost	$689,974,472	$210,625,982

Unrealized appreciation	249,410,807	62,677,329
Unrealized depreciation	(31,485,892)	(13,811,139)
Net unrealized appreciation	$217,924,915	$48,866,190
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments, collectively “Distributable earnings (losses)”, may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, Directors' deferred compensation, foreign currency transactions, in-kind redemptions, equalization, corporate actions, partnership income, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications.
Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the funds in which the amounts are invested.
Operating Segments - The Funds follow the FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The standard impacts financial statement disclosures only and does not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, which is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind redemptions, securities acquired in a reorganization, and short-term investments) during the six months ended April 30, 2026 were as follows:

	Davis Global Fund	Davis International Fund
Cost of purchases	$180,347,853	$43,643,191
Proceeds from sales	203,874,255	47,226,284
The proceeds from in-kind redemptions of investment securities during the six months ended April 30, 2026 was as follows:

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 2 - PURCHASES AND SALES OF SECURITIES – (CONTINUED)

Davis Global Fund
Proceeds from in-kind redemptions	$32,605,563
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of April 30, 2026, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis International Fund
58%
Investment activities of this shareholder could have a material impact on the Fund.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets.
Reimbursement and Waivers of Expenses - Amounts due from Adviser will be generally paid in the month after finalization of the financial statements. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; and Class Y shares, 0.80%). The Adviser is obligated to continue the expense cap through March 1, 2027. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. Reimbursement and waivers of expenses during the six months ended April 30, 2026 were as follows:

Davis International Fund
Class A	$1,327
Class C	1,569
Class Y	–
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended April 30, 2026 (Unaudited)
	Davis Global Fund	Davis International Fund
Transfer agent fees paid to Adviser	$25,192	$15,432
Accounting fees paid to Adviser	21,000	4,500
Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Distribution and Service Plan Fees - (Continued)
order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Six months ended April 30, 2026 (Unaudited)
	Davis Global Fund	Davis International Fund
Distribution fees:
Class C	$92,041	$18,353

Service fees:
Class A	268,863	23,213
Class C	30,680	6,118
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Funds of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds are re-allowed to qualified selling dealers.

	Six months ended April 30, 2026 (Unaudited)
	Davis Global Fund	Davis International Fund
Class A commissions retained by the Distributor	$5,583	$4,893
Class A commissions re-allowed to investment dealers	30,424	25,732
Total commissions earned on sales of Class A	$36,007	$30,625

Class C commission advances by the Distributor	$2,623	$10,518

Class C CDSCs received by the Distributor	99	–

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 4 - CAPITAL STOCK
At April 30, 2026, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 225 million shares each are designated to Davis Global Fund and Davis International Fund. Transactions in capital stock were as follows:

		Six months ended April 30, 2026 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Global Fund
Shares:	Class A	326,515	492,829	(468,485)	350,859
	Class C	8,922	69,599	(272,522)	(194,001)
	Class Y*	1,926,512	1,205,700	(2,936,287)	195,925
Value:	Class A	$10,793,700	$16,135,211	$(15,432,621)	$11,496,290
	Class C	263,013	2,025,347	(7,947,366)	(5,659,006)
	Class Y*	64,309,385	39,739,854	(97,913,690)	6,135,549
Davis International Fund
Shares:	Class A**	409,887	12,531	(139,351)	283,067
	Class C	69,158	446	(63,275)	6,329
	Class Y**	3,692,191	59,982	(362,317)	3,389,856
Value:	Class A**	$6,717,302	$205,138	$(2,308,815)	$4,613,625
	Class C	1,051,792	6,723	(965,574)	92,941
	Class Y**	59,682,758	969,303	(5,946,341)	54,705,720

*	Sold and redeemed amounts include activity in connection with the ReFlow liquidity program (See Note 7 of the Notes to Financial Statements).
**	Sold amounts include activity from the acquisition of Selected International Fund (See Note 8 of the Notes to Financial Statements).

		Year ended October 31, 2025
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Global Fund
Shares:	Class A	621,502	711,198	(1,016,291)	316,409
	Class C	54,048	163,385	(611,899)	(394,466)
	Class Y*	2,387,043	1,946,295	(4,655,746)	(322,408)
Value:	Class A	$18,479,235	$20,198,023	$(30,461,348)	$8,215,910
	Class C	1,374,476	4,163,043	(16,277,395)	(10,739,876)
	Class Y*	74,266,369	55,605,650	(138,693,790)	(8,821,771)
Davis International Fund
Shares:	Class A	207,811	25,416	(242,744)	(9,517)
	Class C	23,423	5,011	(102,444)	(74,010)
	Class Y	456,343	80,342	(760,887)	(224,202)
Value:	Class A	$2,936,194	$345,653	$(3,478,492)	$(196,645)
	Class C	306,040	62,833	(1,338,935)	(970,062)
	Class Y	6,558,078	1,078,999	(10,421,199)	(2,784,122)

*	Sold and redeemed amounts include activity in connection with the ReFlow liquidity program (See Note 7 of the Notes to Financial Statements).
NOTE 5 - SECURITIES LOANED
The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2026, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Davis Global Fund amounted to $38,166 or 0.004% of the Fund’s net assets as of April 30, 2026. Information regarding restricted securities is as follows:

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 6 - RESTRICTED SECURITIES – (CONTINUED)

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of April 30, 2026
Davis Global Fund	ASAC II L.P.	10/10/13	35,352	$1.0000	$1.0796
NOTE 7 - REFLOW LIQUIDITY PROGRAM
Davis Global Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days), or at other times at ReFlow’s or the Adviser's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event the Fund uses the ReFlow service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14%, although the Fund may submit a bid at a higher rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will periodically redeem its entire share position in the Fund and may request that such redemption be met in-kind in accordance with the Fund’s policy on purchases and redemptions in-kind. The Board of Directors has approved the Fund’s participation in the ReFlow program.
The Adviser believes that participation in the ReFlow liquidity program may assist in stabilizing the Fund's net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent the Fund's net assets do not decline, the Adviser typically will also benefit.
ReFlow activity during the six months ended April 30, 2026 was as follows:

	Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
Davis Global Fund	972,040	$32,498,341	1,030,654	$34,525,477	$27,370,000
NOTE 8 - ACQUISITION INFORMATION
On November 7, 2025, Davis International Fund (“DIF”) acquired all of the assets and assumed all of the liabilities of Selected International Fund (“SIF”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the Board of Directors. The securities held by SIF were the primary assets acquired by DIF. The acquisition was accomplished by an exchange of SIF's outstanding shares of Class S and Class D at their respective net asset value on the acquisition date into DIF's Class A and Class Y shares, respectively. The purpose of this transaction was to combine two funds managed by Davis Advisors with the same or substantially similar investment objectives, investment policies, strategies, risks, and restrictions. For financial reporting purposes, the assets and liabilities of SIF and shares issued by DIF were recorded at fair value; however, the cost basis of the investments received from SIF were carried forward and will be utilized for purposes of DIF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The acquisition qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
The following tables summarize the acquisition details on November 7, 2025:

Selected International Fund
Investments at cost	$46,114,005
Unrealized appreciation	15,194,332

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2026 (Unaudited)
NOTE 8 - ACQUISITION INFORMATION – (CONTINUED)

	Class A	Class Y
Shares exchanged ratio*	0.8361	0.8496
DIF shares received in exchange for SIF shares surrendered	300,875	3,447,127
DIF class level net asset value acquired from SIF	$4,907,000	$55,662,111

*	Number of DIF shares received per one SIF share surrendered.

Net Assets
Selected International Fund	$60,569,111
Davis International Fund	195,726,673
Pro Forma as adjusted:
Davis International Fund	256,295,784
Assuming the reorganization had been completed on November 1, 2025, the beginning of the fiscal reporting period, rather than on the actual acquisition date, the unaudited pro forma results of operations for the six months ended April 30, 2026 would have been as follows:

Davis International Fund (Unaudited)
Net investment income	$1,375,267
Net realized gain from investments and foreign currency transactions	16,094,901
Net decrease in unrealized appreciation on investments and foreign currency transactions	(14,793,322)
Net increase in net assets resulting from operations	$2,676,846
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SIF that have been included in DIF's accompanying Statement of Operations since November 7, 2025.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Six months ended April 30, 2026[e]	$34.41	$0.06	$1.06	$1.12
Year ended October 31, 2025	$31.58	$0.25	$6.13	$6.38
Year ended October 31, 2024	$22.55	$0.33	$8.97	$9.30
Year ended October 31, 2023	$18.67	$0.25	$3.63	$3.88
Year ended October 31, 2022	$30.16	$0.17	$(8.68)	$(8.51)
Year ended October 31, 2021	$26.13	$0.04	$4.07	$4.11
Davis Global Fund Class C:
Six months ended April 30, 2026[e]	$30.66	$(0.07)	$0.94	$0.87
Year ended October 31, 2025	$28.48	$–[g]	$5.49	$5.49
Year ended October 31, 2024	$20.35	$0.09	$8.11	$8.20
Year ended October 31, 2023	$16.98	$0.06	$3.31	$3.37
Year ended October 31, 2022	$27.64	$(0.01)	$(7.92)	$(7.93)
Year ended October 31, 2021	$24.16	$(0.19)	$3.75	$3.56
Davis Global Fund Class Y:
Six months ended April 30, 2026[e]	$34.69	$0.10	$1.07	$1.17
Year ended October 31, 2025	$31.80	$0.32	$6.19	$6.51
Year ended October 31, 2024	$22.71	$0.40	$9.02	$9.42
Year ended October 31, 2023	$18.78	$0.30	$3.66	$3.96
Year ended October 31, 2022	$30.33	$0.23	$(8.73)	$(8.50)
Year ended October 31, 2021	$26.25	$0.11	$4.07	$4.18
Davis International Fund Class A:
Six months ended April 30, 2026[e]	$16.65	$0.07	$0.09	$0.16
Year ended October 31, 2025	$14.09	$0.22	$2.63	$2.85
Year ended October 31, 2024	$9.97	$0.24	$4.05	$4.29
Year ended October 31, 2023	$8.39	$0.15	$1.43	$1.58
Year ended October 31, 2022	$12.64	$0.12	$(4.21)	$(4.09)
Year ended October 31, 2021	$13.78	$0.06	$(1.20)	$(1.14)
Davis International Fund Class C:
Six months ended April 30, 2026[e]	$15.24	$–[g]	$0.09	$0.09
Year ended October 31, 2025	$12.91	$0.10	$2.41	$2.51
Year ended October 31, 2024	$9.14	$0.14	$3.71	$3.85
Year ended October 31, 2023	$7.75	$0.07	$1.32	$1.39
Year ended October 31, 2022	$11.65	$0.04	$(3.89)	$(3.85)
Year ended October 31, 2021	$12.80	$(0.05)	$(1.10)	$(1.15)
Davis International Fund Class Y:
Six months ended April 30, 2026[e]	$16.48	$0.10	$0.09	$0.19
Year ended October 31, 2025	$13.94	$0.26	$2.60	$2.86
Year ended October 31, 2024	$9.87	$0.27	$4.00	$4.27
Year ended October 31, 2023	$8.30	$0.19	$1.40	$1.59
Year ended October 31, 2022	$12.51	$0.15	$(4.16)	$(4.01)
Year ended October 31, 2021	$13.61	$0.10	$(1.19)	$(1.09)

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less or securities delivered from in-kind redemptions are excluded from the calculation.

e	Unaudited.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.27)	$(2.33)	$–	$(2.60)	$32.93	3.31%	$236,548	0.97%[f]	0.97%[f]	0.36%[f]	20%
$(0.33)	$(3.22)	$–	$(3.55)	$34.41	22.62%	$235,092	0.95%	0.94%	0.82%	27%
$(0.27)	$–	$–	$(0.27)	$31.58	41.58%	$205,717	0.95%	0.93%	1.23%	34%
$–	$–	$–	$–	$22.55	20.78%	$156,274	0.95%	0.95%	1.07%	16%
$(0.26)	$(2.72)	$–	$(2.98)	$18.67	(31.04)%	$139,361	0.96%	0.96%	0.73%	19%
$–	$(0.08)	$–	$(0.08)	$30.16	15.75%	$232,565	0.92%	0.92%	0.11%	35%

$(0.02)	$(2.33)	$–	$(2.35)	$29.18	2.87%	$20,949	1.78%[f]	1.78%[f]	(0.45)%[f]	20%
$(0.09)	$(3.22)	$–	$(3.31)	$30.66	21.66%	$27,955	1.75%	1.74%	0.02%	27%
$(0.07)	$–	$–	$(0.07)	$28.48	40.41%	$37,208	1.76%	1.74%	0.42%	34%
$–	$–	$–	$–	$20.35	19.85%	$40,048	1.75%	1.75%	0.27%	16%
$(0.01)	$(2.72)	$–	$(2.73)	$16.98	(31.56)%	$50,203	1.74%	1.74%	(0.05)%	19%
$–	$(0.08)	$–	$(0.08)	$27.64	14.75%	$101,611	1.70%	1.70%	(0.67)%	35%

$(0.35)	$(2.33)	$–	$(2.68)	$33.18	3.43%	$652,614	0.72%[f]	0.72%[f]	0.61%[f]	20%
$(0.40)	$(3.22)	$–	$(3.62)	$34.69	22.92%	$675,447	0.70%	0.70%	1.06%	27%
$(0.33)	$–	$–	$(0.33)	$31.80	41.95%	$629,462	0.71%	0.69%	1.47%	34%
$(0.03)	$–	$–	$(0.03)	$22.71	21.08%	$493,149	0.71%	0.71%	1.31%	16%
$(0.33)	$(2.72)	$–	$(3.05)	$18.78	(30.87)%	$486,207	0.72%	0.72%	0.97%	19%
$(0.02)	$(0.08)	$–	$(0.10)	$30.33	15.95%	$934,670	0.69%	0.69%	0.34%	35%

$(0.14)	$–	$–	$(0.14)	$16.67	0.96%	$27,337	1.07%[f]	1.06%[f,h]	0.81%[f]	18%[i]
$(0.29)	$–	$–	$(0.29)	$16.65	20.67%	$22,584	1.05%	1.01%	1.50%	21%
$(0.17)	$–	$–	$(0.17)	$14.09	43.62%	$19,245	1.17%	1.09%[h]	2.02%	23%
$–	$–	$–	$–	$9.97	18.83%	$16,730	1.09%	1.05%	1.43%	11%
$(0.16)	$–	$–	$(0.16)	$8.39	(32.72)%	$16,632	1.13%	1.05%	1.13%	5%
$–	$–	$–	$–	$12.64	(8.27)%	$44,687	1.00%	1.00%	0.40%	16%

$(0.02)	$–	$–	$(0.02)	$15.31	0.59%	$4,552	1.87%[f]	1.81%[f,h]	0.06%[f]	18%[i]
$(0.18)	$–	$–	$(0.18)	$15.24	19.74%	$4,434	1.90%	1.79%	0.72%	21%
$(0.08)	$–	$–	$(0.08)	$12.91	42.43%	$4,713	1.99%	1.84%[h]	1.27%	23%
$–	$–	$–	$–	$9.14	17.94%	$4,300	1.89%	1.80%	0.68%	11%
$(0.05)	$–	$–	$(0.05)	$7.75	(33.19)%	$3,966	1.94%	1.80%	0.38%	5%
$–	$–	$–	$–	$11.65	(8.98)%	$8,412	1.79%	1.79%	(0.39)%	16%

$(0.18)	$–	$–	$(0.18)	$16.49	1.18%	$228,664	0.72%[f]	0.72%[f]	1.15%[f]	18%[i]
$(0.32)	$–	$–	$(0.32)	$16.48	21.04%	$172,730	0.72%	0.71%	1.80%	21%
$(0.20)	$–	$–	$(0.20)	$13.94	44.01%	$149,233	0.82%	0.78%[h]	2.33%	23%
$(0.02)	$–	$–	$(0.02)	$9.87	19.14%	$122,656	0.74%	0.74%	1.74%	11%
$(0.20)	$–	$–	$(0.20)	$8.30	(32.52)%	$119,058	0.80%	0.80%	1.38%	5%
$(0.01)	$–	$–	$(0.01)	$12.51	(8.02)%	$308,356	0.72%	0.72%	0.68%	16%

f	Annualized.
g	Less than $0.005 per share.
h
Includes tax service fees paid to third party providers that assist in the recovery of foreign withholding tax refunds. Excluding the tax service fees, the net expense ratios for the six months ended April 30, 2026 would have been (Class A shares, 1.05%; Class C shares, 1.80%) and the year ended October 31,
2024 would have been (Class A shares, 1.01%; Class C shares, 1.76%; Class Y shares, 0.75%).

i	Securities acquired in the acquisition of Selected International Fund are excluded from the calculation.
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2026. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Global Fund and Davis International Fund (each individually a “Fund” or collectively the “Funds”) and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:
1.
A Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in Davis Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).
The Independent Directors reviewed the management fee schedule for each Fund, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Davis Funds, the Independent Directors noted that the range of services provided to the Davis Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Davis Funds and Davis Advisors’ other lines of business.
Davis Global Fund
The Independent Directors noted that Davis Global Fund Class A shares outperformed its benchmark, the Morgan Stanley Capital International All Country World Index (the “MSCI ACWI”), over the since-inception (December 22, 2004) time period, but underperformed the MSCI ACWI over the one-, three-, five-, and ten-year time periods, all periods ended February 28, 2026.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional global multi-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class Y shares outperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, and ten-year time periods, but underperformed both over the five-year time period, all periods ended December 31, 2025.
The Independent Directors also reviewed the Fund’s performance versus both the MSCI ACWI and the Lipper Global Multi-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed both the MSCI ACWI and the Lipper Global Multi-Cap Value category in 10 out of 18 rolling five-year time frames, ended December 31 for each year from 2008 through 2025. The Fund outperformed the MSCI ACWI in 8 out of 13 rolling ten-year time frames and outperformed the Lipper Global Multi-Cap Value category in 13 out of 13 rolling ten-year time frames, ended December 31 for each year from 2013 through 2025.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Davis Global Fund − (Continued)
The Independent Directors considered Davis Global Fund’s Class Y shares management fee and total expense ratio. They observed that both were reasonable and well below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through March 1, 2027. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses.
Davis International Fund
The Independent Directors noted that Davis International Fund Class A shares underperformed its benchmark, the Morgan Stanley Capital International All Country World Index ex US (the “MSCI ACWI ex US”), over the one-, three-,  five-, ten-year, and since-inception (December 29, 2006) time periods, all periods ended February 28, 2026.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional international large-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class Y shares outperformed both the Performance Universe Average and Lipper Index over the two-year time period, underperformed both over the one-, five-, and ten-year time periods, and outperformed the Performance Universe Average but underperformed the Lipper Index over the three- and four-year time periods, all periods ended December 31, 2025.
The Independent Directors also reviewed the Fund’s performance versus both the MSCI ACWI ex US and the Lipper International Large-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the MSCI ACWI ex US in 8 out of 16 rolling five-year time frames and outperformed the Lipper International Large-Cap Value category in 5 out of 16 rolling five-year time frames, ended December 31 for each year from 2010 through 2025. The Fund outperformed the MSCI ACWI ex US in 4 out of 11 rolling ten-year time frames and outperformed the Lipper International Large-Cap Value category in 3 out of 11 rolling ten-year time frames, ended December 31 for each year from 2015 through 2025.
The Independent Directors considered Davis International Fund’s Class Y shares management fee and total expense ratio. They observed that both were reasonable and well below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through March 1, 2027. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Global Fund and Davis International Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Davis Global Fund and Davis International Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Approval of Investment Advisory Contract is included in the Director Approval of Advisory Agreements on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	June 25, 2026
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	June 25, 2026